American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value Fund
May 28, 2021

Avantis International Small Cap Value Fund - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 8.0%
Adairs Ltd.	10,087	36,395
Adbri Ltd.	41,613	106,901
Aeris Resources Ltd.(1)	194,638	25,413
Alkane Resources Ltd.(1)(2)	23,444	15,852
Alliance Aviation Services Ltd.(1)	9,551	32,478
Asaleo Care Ltd.	55,544	60,172
Aurelia Metals Ltd.	117,534	40,228
Austal Ltd.	40,665	74,694
Australian Finance Group Ltd.	27,184	58,450
Australian Pharmaceutical Industries Ltd.	57,039	50,799
Bank of Queensland Ltd.	50,470	351,413
Beach Energy Ltd.	256,312	252,041
Bega Cheese Ltd.	10,686	47,626
Bendigo & Adelaide Bank Ltd.	28,090	227,274
Boral Ltd.(1)	23,590	124,899
Brickworks Ltd.	3,303	53,477
Byron Energy Ltd.(1)	7,834	635
Calix Ltd.(1)	13,271	28,120
Champion Iron Ltd.(1)	59,052	300,176
Class Ltd.	1,392	1,856
Coronado Global Resources, Inc.(1)	116,275	62,270
CSR Ltd.	61,819	265,781
Dacian Gold Ltd.(1)	57,096	12,508
Eclipx Group Ltd.(1)	40,478	66,477
Emeco Holdings Ltd.(1)	64,744	45,199
EML Payments Ltd.(1)	32,108	84,701
Fleetwood Ltd.	1,403	2,649
Galaxy Resources Ltd.(1)	50,126	148,165
Genworth Mortgage Insurance Australia Ltd.(1)	23,355	49,881
Gold Road Resources Ltd.	119,473	138,134
GrainCorp Ltd., A Shares	46,105	178,302
Grange Resources Ltd.	110,167	42,875
GWA Group Ltd.	25,919	57,074
HT&E Ltd.(1)	9,466	12,739
Humm Group Ltd.(1)	37,131	29,195
IGO Ltd.	77,513	454,169
Iluka Resources Ltd.	68,372	406,352
Imdex Ltd.	58,198	93,646
Inghams Group Ltd.	41,993	110,525
InvoCare Ltd.	21,108	171,778
Lovisa Holdings Ltd.	6,765	73,283
MACA Ltd.	43,040	26,701
Macmahon Holdings Ltd.	111,757	16,799
Mayne Pharma Group Ltd.(1)	145,635	41,559
McMillan Shakespeare Ltd.	8,911	84,151
McPherson's Ltd.	1,589	1,769
Medusa Mining Ltd.	4,832	3,194

Metcash Ltd.	151,695	411,988
Money3 Corp. Ltd.	21,155	52,152
Mortgage Choice Ltd.	1,714	2,564
Mount Gibson Iron Ltd.	53,696	34,555
Myer Holdings Ltd.(1)	139,425	33,884
New Hope Corp. Ltd.	51,118	57,935
nib holdings Ltd.	63,848	310,671
Nick Scali Ltd.	8,261	69,682
Nine Entertainment Co. Holdings Ltd.	191,474	437,897
NRW Holdings Ltd.	62,917	82,520
Nufarm Ltd.(1)	49,556	185,881
OFX Group Ltd.	16,524	18,090
Pacific Current Group Ltd.	868	3,653
Perenti Global Ltd.	81,676	41,896
Perseus Mining Ltd.(1)	198,534	213,671
Platinum Asset Management Ltd.	45,197	163,334
Premier Investments Ltd.	11,646	237,593
Ramelius Resources Ltd.	99,624	149,721
Red 5 Ltd.(1)	143,361	17,642
Regis Resources Ltd.	66,125	133,818
Reject Shop Ltd. (The)(1)	3,585	17,416
Resimac Group Ltd.	17,203	31,844
Resolute Mining Ltd.(1)(2)	93,431	42,034
Salt Lake Potash Ltd.(1)	10,535	3,007
Sandfire Resources Ltd.	29,237	161,172
Select Harvests Ltd.	13,784	62,702
Senex Energy Ltd.	30,092	72,548
Sigma Healthcare Ltd.	111,750	53,857
Silver Lake Resources Ltd.(1)	113,582	172,627
Sims Ltd.	26,209	320,499
Southern Cross Media Group Ltd.(1)	43,579	62,861
St. Barbara Ltd.	68,145	99,296
Super Retail Group Ltd.	23,884	234,436
Tassal Group Ltd.	30,862	89,278
Viva Energy Group Ltd.	30,547	48,584
West African Resources Ltd.(1)	131,013	106,641
Western Areas Ltd.	37,288	71,842
Westgold Resources Ltd.(1)	49,045	84,847
		8,963,413
Austria — 0.9%
FACC AG(1)	7,846	89,433
IMMOFINANZ AG(1)	993	22,249
POLYTEC Holding AG(1)	6,121	88,309
Porr AG(1)	2,116	43,222
Semperit AG Holding	6,300	286,698
UNIQA Insurance Group AG	54,994	501,230
		1,031,141
Belgium — 1.4%
AGFA-Gevaert NV(1)	32,426	153,584
Bekaert SA	9,088	436,902
bpost SA(1)	14,882	198,652
Cie d'Entreprises CFE	615	68,760
Deceuninck NV(2)	2,570	9,208
Euronav NV(2)	39,303	375,918
Ion Beam Applications	4,642	94,847

Jensen-Group NV	250	8,429
Tessenderlo Group SA(1)	3,831	162,692
		1,508,992
Canada — 8.2%
5N Plus, Inc.(1)	8,700	20,669
Advantage Energy Ltd.(1)	10,200	30,227
Aecon Group, Inc.	5,600	85,016
AirBoss of America Corp.	1,200	32,442
Alaris Equity Partners Income	1,400	19,191
Algoma Central Corp.	200	2,775
Apollo Healthcare Corp.(1)	4,800	12,556
Argonaut Gold, Inc.(1)	12,600	31,603
AutoCanada, Inc.(1)(2)	2,860	101,706
B2Gold Corp.	44,100	225,602
Badger Infrastructure Solution	1,900	61,213
Baytex Energy Corp.(1)	87,900	133,882
Birchcliff Energy Ltd.(2)	23,415	66,676
Bird Construction, Inc.(2)	4,000	31,985
Canaccord Genuity Group, Inc.	11,400	124,376
Canacol Energy Ltd.	15,500	42,341
Canadian Western Bank	8,200	248,433
Canfor Corp.(1)	6,300	156,085
Capital Power Corp.	9,700	308,653
Capstone Mining Corp.(1)	26,100	120,124
Cardinal Energy Ltd.(1)	8,000	21,257
Cascades, Inc.	7,000	79,094
Celestica, Inc.(1)	8,500	73,387
Centerra Gold, Inc.	21,900	178,021
CES Energy Solutions Corp.(1)	33,500	48,529
China Gold International Resources Corp. Ltd.(2)	2,500	8,402
Chorus Aviation, Inc.(1)	5,931	22,977
Corus Entertainment, Inc., B Shares(2)	23,366	118,566
Crescent Point Energy Corp.(2)	93,718	383,235
Doman Building Materials Group Ltd.	5,800	41,674
Dorel Industries, Inc., Class B(1)	3,077	30,769
DREAM Unlimited Corp., Class A	2,350	48,457
Dundee Precious Metals, Inc.	11,900	86,784
Eldorado Gold Corp. (Toronto)(1)	13,100	155,610
Endeavour Mining Corp.	8,800	211,250
Equitable Group, Inc.	1,350	156,450
ERO Copper Corp.(1)	3,500	81,412
Evertz Technologies Ltd.	1,700	21,728
Exchange Income Corp.	600	19,648
Extendicare, Inc.(2)	5,700	38,077
Finning International, Inc.	15,520	385,415
First National Financial Corp.	1,700	73,162
Freehold Royalties Ltd.(2)	7,600	56,809
Frontera Energy Corp.(1)	2,200	11,582
goeasy Ltd.(2)	1,294	156,238
Heroux-Devtek, Inc.(1)	2,600	37,341
Home Capital Group, Inc.(1)	4,700	135,392
IAMGOLD Corp.(1)	23,400	84,647
Interfor Corp.(2)	8,330	214,930
International Petroleum Corp.(1)(2)	11,100	47,228
Intertape Polymer Group, Inc.	2,600	62,953

Jaguar Mining, Inc.	3,200	17,112
Karora Resources, Inc.(1)	10,789	39,564
Kelt Exploration Ltd.(1)(2)	6,000	15,297
Linamar Corp.	5,400	353,533
Lundin Mining Corp.	15,200	163,192
Magellan Aerospace Corp.	200	1,730
Martinrea International, Inc.	8,260	92,990
Mullen Group Ltd.	7,698	82,967
New Gold, Inc. (Toronto)(1)	51,900	109,553
North American Construction Group Ltd.	3,549	46,417
North West Co., Inc. (The)	4,100	123,232
NuVista Energy Ltd.(1)(2)	16,487	40,806
OceanaGold Corp.(1)	41,400	87,731
Paramount Resources Ltd., A Shares(1)	6,300	74,940
Parex Resources, Inc.(1)	13,800	235,550
Peyto Exploration & Development Corp.(2)	17,600	80,129
Precision Drilling Corp.(1)(2)	1,610	51,043
Pretium Resources, Inc.(1)	12,800	145,795
Real Matters, Inc.(1)	1,900	26,061
Roxgold, Inc.(1)	24,000	46,289
Russel Metals, Inc.(2)	6,182	169,026
Secure Energy Services, Inc.(2)	18,046	63,188
ShawCor Ltd.(1)(2)	8,600	42,429
Sierra Metals, Inc.(1)(2)	6,600	23,766
Spin Master Corp.(1)	2,800	96,536
Stelco Holdings, Inc.	2,900	78,714
Tamarack Valley Energy Ltd.(1)	41,000	86,544
Taseko Mines Ltd.(1)(2)	22,300	55,194
Torex Gold Resources, Inc.(1)	7,300	106,534
Tourmaline Oil Corp.	19,100	465,306
Trican Well Service Ltd.(1)(2)	22,900	43,410
Turquoise Hill Resources Ltd.(1)	5,930	105,881
Uni-Select, Inc.(1)	3,000	38,144
Vermilion Energy, Inc.(1)(2)	23,700	182,255
Wajax Corp.	2,275	43,257
West Fraser Timber Co. Ltd.	6,630	510,182
Western Forest Products, Inc.	19,900	36,405
Whitecap Resources, Inc.(2)	52,024	246,759
		9,174,040
Denmark — 1.6%
Alm Brand A/S	7,934	82,403
Bang & Olufsen A/S(1)	2,997	15,271
Bavarian Nordic A/S(1)	5,617	248,857
Brodrene Hartmann A/S(1)	40	3,723
Chemometec A/S	824	100,348
D/S Norden A/S	3,337	94,203
Danske Andelskassers Bank A/S(1)	754	1,274
Dfds A/S(1)	5,166	304,667
Drilling Co. of 1972 A/S (The)(1)	3,387	143,713
FLSmidth & Co. A/S	5,562	230,247
H+H International A/S, B Shares(1)	2,251	73,017
NNIT A/S	1,386	28,835
North Media A/S	675	13,212
Per Aarsleff Holding A/S	1,588	76,078

Schouw & Co. A/S	1,459	162,486
Solar A/S, B Shares	812	74,455
Sydbank AS	1,832	58,881
TORM plc	3,666	34,046
		1,745,716
Finland — 1.6%
Altia Oyj(2)	1,656	21,197
Aspo Oyj	1,402	16,354
Atria Oyj	936	12,966
HKScan Oyj, A Shares	3,016	8,861
Kemira Oyj	14,699	241,379
Marimekko Oyj	408	33,294
Neles Oyj	11,853	177,147
Outokumpu Oyj(1)	40,673	227,033
Sanoma Oyj	7,934	134,051
Suominen Oyj	858	5,857
Tokmanni Group Corp.	3,984	110,545
Uponor Oyj	7,949	237,888
Valmet Oyj(2)	11,541	500,736
Verkkokauppa.com Oyj	4,196	44,433
		1,771,741
France — 3.1%
AKWEL	113	3,860
Albioma SA	2,401	105,551
ALD SA(2)	14,709	225,388
APERAM SA(2)	1,255	69,191
Atari SA(1)	24,065	16,451
Boiron SA	41	2,012
Bonduelle SCA	2,002	53,563
Catana Group(1)	2,606	12,584
Chargeurs SA	1,882	52,125
Cie des Alpes(1)	206	5,812
Eramet SA(1)	1,741	125,620
Etablissements Maurel et Prom SA(1)(2)	10,051	22,548
Eutelsat Communications SA	22,937	288,585
FIGEAC-AERO(1)(2)	125	898
Focus Home Interactive SA(1)	483	43,176
Gaztransport Et Technigaz SA	2,198	182,934
Groupe Crit(1)(2)	26	1,957
Guerbet	63	2,421
Imerys SA	2,631	137,401
Jacquet Metals SACA	893	22,965
JCDecaux SA(1)	2,704	79,214
Kaufman & Broad SA	1,885	89,613
LISI	1,886	66,324
LNA Sante SA	306	18,670
Maisons du Monde SA(1)	6,484	180,095
Manitou BF SA	557	18,307
Metropole Television SA	3,415	72,442
Nexans SA	3,604	318,922
Nexity SA	2,406	125,254
ReWorld Media SA(1)	3,699	18,080
SES SA	37,788	314,492
Societe BIC SA	2,630	199,232
Solutions 30 SE(1)(2)	4,669	32,317

Synergie SE(1)	286	12,575
Tarkett SA(1)	4,046	99,570
Television Francaise 1	4,967	51,917
Valeo SA	2,789	91,642
Vallourec SA(1)(2)	1,586	53,819
Verallia SA	3,515	140,543
Vilmorin & Cie SA	943	66,897
Xilam Animation SA(1)	33	1,781
		3,426,748
Germany — 5.1%
7C Solarparken AG	5,130	25,597
Adesso SE	112	18,226
ADVA Optical Networking SE(1)	5,917	77,735
Allgeier SE	622	18,739
AlzChem Group AG	231	7,040
Aumann AG(1)	772	14,564
AURELIUS Equity Opportunities SE & Co. KGaA	3,171	103,291
Aurubis AG	2,940	275,137
Baader Bank AG(1)	2,427	23,138
Bauer AG(1)	541	8,542
Bertrandt AG	560	36,107
Bilfinger SE	3,017	98,556
Centrotec SE(1)	423	10,060
Cewe Stiftung & Co. KGAA	687	112,750
CropEnergies AG	1,640	21,765
Deutsche EuroShop AG(1)	3,954	93,596
Deutsche Pfandbriefbank AG	3,517	41,641
Deutz AG(1)	10,089	85,447
Draegerwerk AG & Co. KGaA	316	28,551
Draegerwerk AG & Co. KGaA, Preference Shares	857	79,597
Duerr AG	5,057	208,147
Einhell Germany AG, Preference Shares	98	17,910
Elmos Semiconductor SE	1,147	48,884
ElringKlinger AG(1)	4,056	76,202
Ferratum Oyj(1)	1,131	6,336
flatexDEGIRO AG(1)	234	29,447
Gesco AG	473	12,352
Hamburger Hafen und Logistik AG	2,733	71,266
Hornbach Baumarkt AG	975	46,751
Hornbach Holding AG & Co. KGaA	1,117	124,542
HUGO BOSS AG	6,325	359,065
Ibu-Tec Advanced Materials AG(1)	176	9,130
JOST Werke AG	1,322	89,448
Jungheinrich AG, Preference Shares	5,786	299,407
K+S AG(1)	31,826	439,854
Kloeckner & Co. SE(1)	10,185	140,451
Krones AG	1,186	112,427
KSB SE & Co. KGaA	1	423
KSB SE & Co. KGaA, Preference Shares	69	26,332
KWS Saat SE & Co. KGaA	404	37,813
Lang & Schwarz AG(1)	448	78,046
Leoni AG(1)	3,260	53,073
Nagarro SE(1)	622	67,526
Rheinmetall AG	5,564	580,426
SAF-Holland SE(1)	6,634	106,654

Salzgitter AG(1)	4,103	132,998
Schaltbau Holding AG(1)	69	2,950
SGL Carbon SE(1)	5,827	46,248
Siltronic AG	1,622	275,926
Sixt SE(1)	1,304	207,453
Sixt SE, Preference Shares	1,600	148,904
Stabilus SA	264	22,353
Steico SE	140	16,144
STO SE & Co. KGaA, Preference Shares	327	69,737
Suedzucker AG	1,534	25,407
SUESS MicroTec SE(1)	1,868	53,779
Villeroy & Boch AG, Preference Shares	1,357	27,977
Wacker Chemie AG	1,735	293,381
Wacker Neuson SE	3,334	100,847
Wuestenrot & Wuerttembergische AG	1,952	45,329
		5,691,424
Hong Kong — 1.9%
Analogue Holdings Ltd.	12,000	2,597
BOCOM International Holdings Co. Ltd.	92,000	21,475
Bright Smart Securities & Commodities Group Ltd.	120,000	33,707
China Strategic Holdings Ltd.(1)	4,815,000	78,096
Chow Sang Sang Holdings International Ltd.	77,000	134,350
CMBC Capital Holdings Ltd.	2,420,000	31,145
Crystal International Group Ltd.	15,500	6,907
CSI Properties Ltd.	350,000	11,500
Dah Sing Financial Holdings Ltd.	15,600	55,533
Dickson Concepts International Ltd.	25,000	13,313
Eagle Nice International Holdings Ltd.	6,000	3,730
Emperor Capital Group Ltd.(1)	72,000	1,236
Fullshare Holdings Ltd.(1)	2,015,000	43,654
Guotai Junan International Holdings Ltd.	491,000	89,098
Haitong International Securities Group Ltd.	507,000	157,361
Hang Lung Group Ltd.	9,000	22,277
IGG, Inc.	124,000	184,556
International Housewares Retail Co. Ltd.	10,000	3,723
IRC Ltd.(1)	1,150,000	50,386
Johnson Electric Holdings Ltd.	69,000	183,756
K Wah International Holdings Ltd.	220,000	108,512
Karrie International Holdings Ltd.	96,000	22,528
Lifestyle International Holdings Ltd.(1)	43,000	35,603
LK Technology Holdings Ltd.	77,500	118,738
Minmetals Land Ltd.	4,000	433
Pacific Basin Shipping Ltd.(1)	571,000	215,517
Pacific Century Premium Developments Ltd.(1)	47,000	4,302
PC Partner Group Ltd.(1)	36,000	18,003
Sa Sa International Holdings Ltd.(1)	212,000	51,576
Shun Tak Holdings Ltd.	252,000	80,625
SmarTone Telecommunications Holdings Ltd.	69,000	40,183
Solargiga Energy Holdings Ltd.(1)	480,000	24,087
Sun Hung Kai & Co. Ltd.	54,000	29,934
Tai Hing Group Holdings Ltd.	50,000	14,486
Ten Pao Group Holdings Ltd.	80,000	20,000
Texhong Textile Group Ltd.	69,000	107,165
Texwinca Holdings Ltd.	56,000	14,579

VSTECS Holdings Ltd.	108,000	105,498
		2,140,169
Ireland — 0.6%
FBD Holdings plc(1)	2,442	25,957
Glanbia plc	3,824	63,702
Glenveagh Properties plc(1)	409,329	493,219
Permanent TSB Group Holdings plc(1)	4,574	8,129
Uniphar plc(1)	16,717	70,752
		661,759
Israel — 2.3%
Adgar Investment and Development Ltd.	786	1,554
Airport City Ltd.(1)	1,546	27,138
Arad Investment & Industrial Development Ltd.	163	18,545
Ashtrom Group Ltd.	3,572	84,161
Aspen Group Ltd.	664	1,633
Azorim-Investment Development & Construction Co. Ltd.(1)	8,901	36,685
Caesarstone Ltd.	2,704	44,616
Camtek Ltd.(1)	1,186	42,845
Carasso Motors Ltd.	2,263	11,990
Cellcom Israel Ltd.(1)	10,293	40,091
Ceragon Networks Ltd.(1)	10,462	34,943
Clal Insurance Enterprises Holdings Ltd.(1)	9,011	174,028
Delta Galil Industries Ltd.	1,264	44,075
Dor Alon Energy in Israel 1988 Ltd.	81	2,099
Equital Ltd.(1)	2,082	57,175
Fattal Holdings 1998 Ltd.(1)	487	52,291
FIBI Holdings Ltd.(1)	1,951	72,372
First International Bank of Israel Ltd.(1)	4,077	129,254
Fox Wizel Ltd.	963	111,400
Gazit-Globe Ltd.	6,618	49,583
Hadera Paper Ltd.	120	9,510
Harel Insurance Investments & Financial Services Ltd.	16,966	179,780
IDI Insurance Co. Ltd.	228	8,758
Inrom Construction Industries Ltd.	6,953	35,360
Isracard Ltd.(1)	23,121	93,192
Israel Corp. Ltd. (The)(1)	613	185,749
Israel Land Development - Urban Renewal Ltd.	937	11,907
Isras Investment Co. Ltd.	182	42,682
Mehadrin Ltd.(1)	7	308
Melisron Ltd.(1)	1,144	76,284
Menora Mivtachim Holdings Ltd.	2,806	58,996
Migdal Insurance & Financial Holdings Ltd.(1)	44,597	63,540
Mizrahi Tefahot Bank Ltd.(1)	1	15
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	10,812
Norstar Holdings, Inc.	1,581	12,605
Oil Refineries Ltd.(1)	221,933	60,032
Partner Communications Co. Ltd.(1)	20,043	95,669
Paz Oil Co. Ltd.	1,173	154,427
Perion Network Ltd.(1)	1,361	22,677
Phoenix Holdings Ltd. (The)	24,732	235,085
Property & Building Corp. Ltd.(1)	116	14,202
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,943
Scope Metals Group Ltd.	69	2,168
Summit Real Estate Holdings Ltd.(1)	5,021	80,219

Tadiran Group Ltd.	102	12,762
Tamar Petroleum Ltd.	732	1,071
Tower Semiconductor Ltd.(1)	2,114	58,515
Victory Supermarket Chain Ltd.	265	5,569
XLMedia plc(1)	2,423	1,666
		2,575,981
Italy — 2.8%
Aeffe SpA(1)	1,917	4,205
Aquafil SpA(1)	5,565	42,639
Arnoldo Mondadori Editore SpA(1)	14,602	30,002
Banca IFIS SpA(2)	5,863	91,756
Banca Popolare di Sondrio SCPA(2)	50,242	246,676
Banca Sistema SpA(1)(2)	15,777	39,608
BFF Bank SpA	34,764	326,143
Biesse SpA(1)	3,329	123,267
Cairo Communication SpA(2)	6,551	14,801
Credito Emiliano SpA	24,074	157,307
d'Amico International Shipping SA(1)	82,680	9,775
Danieli & C Officine Meccaniche SpA	4,040	105,980
Danieli & C Officine Meccaniche SpA, Preference Shares	12,650	230,012
Digital Bros SpA(2)	1,476	45,432
doValue SpA(1)	9,543	118,891
Emak SpA(1)	11,086	25,437
Enav SpA(1)	33,981	158,108
Gefran SpA	300	3,220
Geox SpA(1)(2)	10,679	14,817
Maire Tecnimont SpA	31,914	114,480
OVS SpA(1)	36,810	81,363
RAI Way SpA	19,877	119,943
Reno de Medici SpA	55,586	71,481
Sabaf SpA	181	5,624
Safilo Group SpA(1)	23,961	46,396
Saipem SpA(1)(2)	48,778	121,168
Salcef SpA(2)	1,000	16,581
Servizi Italia SpA(1)	1,623	4,392
Sesa SpA(1)	1,289	201,825
Societa Cattolica Di Assicurazione SPA(1)(2)	50,485	372,808
Societa Sportiva Lazio SpA(1)	1,527	2,196
Webuild SpA(2)	73,873	174,055
		3,120,388
Japan — 23.8%
77 Bank Ltd. (The)	4,800	59,533
A&D Co. Ltd.	2,500	23,501
ADEKA Corp.	11,000	196,941
Aeon Fantasy Co. Ltd.	800	15,715
Aeon Mall Co. Ltd.	12,200	194,540
AFC-HD AMS Life Science Co. Ltd.	1,100	9,582
Ahresty Corp.	3,200	12,493
Aichi Steel Corp.	1,200	34,260
Air Water, Inc.	700	11,901
Airport Facilities Co. Ltd.	400	2,277
Aisan Industry Co. Ltd.	5,400	39,388
Ajis Co. Ltd.	200	6,615
Akatsuki, Inc.	800	25,924
Alinco, Inc.	200	1,840

Alleanza Holdings Co. Ltd.	1,200	13,274
Alpen Co. Ltd.	2,000	49,315
Alps Alpine Co. Ltd.	20,500	221,324
AOKI Holdings, Inc.	3,100	18,182
Aoyama Zaisan Networks Co. Ltd.	100	1,483
Aozora Bank Ltd.	10,100	231,422
Applied Co. Ltd.	200	5,584
Arakawa Chemical Industries Ltd.	1,500	16,316
Arata Corp.	1,500	57,847
Arcland Sakamoto Co. Ltd.	2,500	32,561
Arcs Co. Ltd.	4,900	109,014
Arealink Co. Ltd.	200	2,626
Asahi Co. Ltd.	1,700	21,973
Asia Pile Holdings Corp.	800	3,591
ASKA Pharmaceutical Holdings Co. Ltd.	2,100	20,193
Awa Bank Ltd. (The)	2,100	40,393
Axial Retailing, Inc.	1,500	53,676
Bando Chemical Industries Ltd.	1,300	10,017
Bank of the Ryukyus Ltd.	2,300	14,798
Belc Co. Ltd.	1,000	50,827
Belluna Co. Ltd.	5,800	58,062
Bic Camera, Inc.	8,500	84,462
Bunka Shutter Co. Ltd.	6,000	59,544
Careerlink Co. Ltd.	400	8,195
Carlit Holdings Co. Ltd.	1,800	11,484
Carta Holdings, Inc.	1,400	20,543
Cawachi Ltd.	1,600	32,861
Central Glass Co. Ltd.	3,600	69,642
Chiba Kogyo Bank Ltd. (The)	4,000	9,849
Chilled & Frozen Logistics Holdings Co. Ltd.	500	7,701
Chubu Shiryo Co. Ltd.	300	3,207
Chugai Mining Co. Ltd.(1)	21,100	6,144
CI Takiron Corp.	5,400	29,248
CMIC Holdings Co. Ltd.	100	1,367
Cosmo Energy Holdings Co. Ltd.	8,300	175,206
Credit Saison Co. Ltd.	18,300	231,694
CROOZ, Inc.(1)	600	11,939
CTI Engineering Co. Ltd.	500	11,309
Daicel Corp.	25,800	206,637
Daido Metal Co. Ltd.	3,000	15,987
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,800	25,332
Daiki Aluminium Industry Co. Ltd.	2,900	31,439
Daikokutenbussan Co. Ltd.	700	47,246
Daikyonishikawa Corp.	4,500	31,185
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	21,389
Daio Paper Corp.	8,100	126,429
Daishi Hokuetsu Financial Group, Inc.	2,700	59,462
Daito Pharmaceutical Co. Ltd.	1,000	30,092
Daitron Co. Ltd.	100	1,781
Daiwabo Holdings Co. Ltd.	10,200	158,618
Denka Co. Ltd.	8,000	304,822
Densan System Co. Ltd.	300	8,172
Diamond Electric Holdings Co. Ltd.	800	20,132
DIC Corp.	9,000	230,534
Digital Holdings, Inc.	1,700	35,550

Eagle Industry Co. Ltd.	2,800	29,107
Earth Corp.	1,300	76,539
Ebara Corp.	11,300	555,346
Ebara Jitsugyo Co. Ltd.	600	34,684
Eco's Co. Ltd.	100	1,721
EDION Corp.	8,400	83,982
EF-ON, Inc.	2,000	18,306
Ehime Bank Ltd. (The)	1,800	13,567
EJ Holdings, Inc.	1,100	10,751
Electric Power Development Co. Ltd.	17,100	241,867
Enomoto Co. Ltd.	700	11,258
ES-Con Japan Ltd.	3,400	24,696
Exedy Corp.	2,600	38,191
F.C.C. Co. Ltd.	2,600	40,682
Feed One Co. Ltd.	1,900	13,186
Ferrotec Holdings Corp.	2,600	59,413
FIDEA Holdings Co. Ltd.	16,200	18,124
Fields Corp.	2,200	9,525
Financial Products Group Co. Ltd.	7,100	47,687
FJ Next Co. Ltd.	1,700	15,883
Foster Electric Co. Ltd.	2,100	19,994
France Bed Holdings Co. Ltd.	3,100	26,428
Freebit Co. Ltd.(1)	1,200	9,854
Fudo Tetra Corp.	2,000	33,426
Fuji Co. Ltd.	300	5,704
Fuji Corp. Ltd.	3,300	18,780
Fuji Corp/Miyagi	800	8,866
Fuji Oil Co. Ltd.	3,900	9,632
Fuji Oil Holdings, Inc.	4,200	106,195
Fuji Pharma Co. Ltd.	1,500	15,791
Fuji Seal International, Inc.	4,300	93,454
Fujibo Holdings, Inc.	1,000	35,678
Fujikura Ltd.(1)	32,400	139,941
Fukuda Corp.	200	9,042
Fumakilla Ltd.	600	7,663
Furukawa Battery Co. Ltd. (The)	1,100	15,931
Furuno Electric Co. Ltd.	2,300	22,022
Furyu Corp.	200	2,052
Futaba Industrial Co. Ltd.	6,900	31,576
Fuyo General Lease Co. Ltd.	2,000	134,073
G-7 Holdings, Inc.	800	22,323
G-Tekt Corp.	2,800	38,321
Gecoss Corp.	400	3,257
Genky DrugStores Co. Ltd.	900	27,382
Geo Holdings Corp.	3,400	34,110
Geomatec Co. Ltd.(1)	900	6,596
GLOBERIDE, Inc.	1,000	37,254
GMO Financial Holdings, Inc.	3,900	29,394
Godo Steel Ltd.	1,000	15,267
Goldcrest Co. Ltd.	1,700	27,626
Golf Digest Online, Inc.	700	8,525
GS Yuasa Corp.	7,200	205,240
GSI Creos Corp.	1,000	9,234
Gunma Bank Ltd. (The)	32,200	106,541
H-One Co. Ltd.	2,700	18,787

H.U. Group Holdings, Inc.	6,000	161,472
Hagihara Industries, Inc.	400	5,279
Hagiwara Electric Holdings Co. Ltd.	800	17,838
Hamakyorex Co. Ltd.	1,600	44,950
Hanwa Co. Ltd.	3,800	111,831
Happinet Corp.	1,500	19,856
Hinokiya Group Co. Ltd.	500	11,402
Hirogin Holdings, Inc.	18,600	101,926
Hitachi Zosen Corp.	19,300	127,795
Hokkoku Bank Ltd. (The)	1,800	38,904
Hokuetsu Corp.	10,400	56,499
Hokuhoku Financial Group, Inc.	11,000	90,249
Hokuto Corp.	2,200	38,809
Hoosiers Holdings	4,300	29,210
Hosiden Corp.	6,200	58,053
Hyakugo Bank Ltd. (The)	18,300	52,253
I-Net Corp./Kanagawa	200	2,644
I-PEX, Inc.	1,000	21,561
Ichikoh Industries Ltd.	3,500	23,326
Ichinen Holdings Co. Ltd.	1,300	14,649
IDOM, Inc.	4,700	26,781
Iino Kaiun Kaisha Ltd.	9,100	36,648
Inabata & Co. Ltd.	4,800	76,501
Innotech Corp.	900	10,847
Internet Initiative Japan, Inc.	4,200	113,863
Itochu Enex Co. Ltd.	6,400	58,338
Itochu-Shokuhin Co. Ltd.	100	4,526
Itoham Yonekyu Holdings, Inc.	13,700	88,939
IwaiCosmo Holdings, Inc.	2,100	33,665
Iwasaki Electric Co. Ltd.	200	2,947
Iwatani Corp.	1,300	75,891
Iyo Bank Ltd. (The)	19,400	103,810
Jaccs Co. Ltd.	2,600	60,414
Janome Sewing Machine Co. Ltd.	2,700	20,019
Japan Asia Group Ltd.	3,300	28,333
Japan Aviation Electronics Industry Ltd.	5,000	88,636
Japan Investment Adviser Co. Ltd.	1,800	22,993
Japan Petroleum Exploration Co. Ltd.	3,600	64,768
Japan Transcity Corp.	2,000	9,742
JBCC Holdings, Inc.	900	11,118
JFE Holdings, Inc.	5,000	67,493
JGC Holdings Corp.	19,300	185,202
JM Holdings Co. Ltd.	900	17,165
Joshin Denki Co. Ltd.	1,900	45,894
JSP Corp.	1,200	18,370
JTEKT Corp.	27,400	292,216
Juroku Bank Ltd. (The)	2,700	48,412
JVCKenwood Corp.	27,300	56,864
K's Holdings Corp.	16,600	199,946
Kamei Corp.	1,400	14,761
Kanamoto Co. Ltd.	3,900	97,769
Kandenko Co. Ltd.	5,800	48,255
Kaneka Corp.	6,200	256,308
Kanto Denka Kogyo Co. Ltd.	4,400	38,261
Kato Sangyo Co. Ltd.	1,600	47,903

KAWADA TECHNOLOGIES, Inc.	100	3,527
Kawasaki Heavy Industries Ltd.(1)	3,900	94,734
Keiyo Co. Ltd.	3,200	21,166
KFC Holdings Japan Ltd.	1,400	35,476
Kimura Chemical Plants Co. Ltd.	1,900	15,219
Kintetsu World Express, Inc.	700	15,884
Kito Corp.	900	14,359
Kitz Corp.	3,900	26,781
Kiyo Bank Ltd. (The)	5,700	77,830
Koa Shoji Holdings Co. Ltd.	1,800	11,843
Kobe Steel Ltd.	45,000	307,362
Koei Chemical Co. Ltd.	200	4,909
Kohnan Shoji Co. Ltd.	2,700	73,863
Kojima Co. Ltd.	4,200	31,316
Komeri Co. Ltd.	3,300	78,640
Konica Minolta, Inc.	61,900	342,809
Konoike Transport Co. Ltd.	1,200	12,366
Konoshima Chemical Co. Ltd.	700	10,042
Kumagai Gumi Co. Ltd.	3,300	90,321
Kurabo Industries Ltd.	1,300	21,711
Kuraray Co. Ltd.	31,700	335,335
Kureha Corp.	2,300	134,519
Kurimoto Ltd.	800	12,355
Kuriyama Holdings Corp.	200	1,303
Kyodo Printing Co. Ltd.	100	2,530
Kyoei Steel Ltd.	2,300	29,732
Kyokuyo Co. Ltd.	1,000	26,098
Kyosan Electric Manufacturing Co. Ltd.	3,000	11,684
Lawson, Inc.	500	22,877
LEC, Inc.	1,400	13,950
Macnica Fuji Electronics Holdings, Inc.	6,000	130,003
Maeda Corp.	14,700	130,951
Maeda Road Construction Co. Ltd.	3,000	60,297
Maruha Nichiro Corp.	4,900	107,389
Maruzen Showa Unyu Co. Ltd.	1,200	36,969
Maxell Holdings Ltd.(1)	5,100	58,543
MCJ Co. Ltd.	4,700	46,985
Mebuki Financial Group, Inc.	82,700	178,695
Megmilk Snow Brand Co. Ltd.	4,000	77,562
Meidensha Corp.	3,600	74,247
Meiko Electronics Co. Ltd.	2,300	62,373
Meiwa Estate Co. Ltd.	2,100	11,740
Mie Kotsu Group Holdings, Inc.	2,500	11,266
Mimasu Semiconductor Industry Co. Ltd.	1,800	42,277
Mirait Holdings Corp.	8,500	151,285
Mito Securities Co. Ltd.	4,100	11,364
Mitsuba Corp.(1)	5,300	44,114
Mitsubishi HC Capital, Inc.	36,850	207,533
Mitsubishi Materials Corp.	13,700	292,728
Mitsui Matsushima Holdings Co. Ltd.	200	1,710
Mitsui Mining & Smelting Co. Ltd.	7,200	209,204
Mitsui OSK Lines Ltd.	11,800	466,771
Mitsui-Soko Holdings Co. Ltd.	2,600	54,115
Mixi, Inc.	3,700	90,575
Miyaji Engineering Group, Inc.	800	15,969

Miyazaki Bank Ltd. (The)	1,500	28,214
Mizuho Leasing Co. Ltd.	3,600	114,336
Modec, Inc.	2,400	47,229
Monex Group, Inc.	16,500	128,088
MrMax Holdings Ltd.	3,200	18,044
Musashi Seimitsu Industry Co. Ltd.	5,700	115,411
Musashino Bank Ltd. (The)	3,300	53,296
Nafco Co. Ltd.	1,900	33,132
Nagase & Co. Ltd.	7,200	106,208
Nanto Bank Ltd. (The)	1,800	30,701
Nasu Denki Tekko Co. Ltd.	100	8,514
NEC Capital Solutions Ltd.	1,000	18,346
NEC Networks & System Integration Corp.	900	14,406
New Art Holdings Co. Ltd.	1,500	16,539
NGK Spark Plug Co. Ltd.	16,700	265,096
Nichireki Co. Ltd.	2,400	29,278
Nihon Chouzai Co. Ltd.	200	2,944
Nihon Dempa Kogyo Co. Ltd.(1)	2,000	15,478
Nihon Dengi Co. Ltd.	100	3,440
Nihon Flush Co. Ltd.	1,400	16,022
Nihon House Holdings Co. Ltd.	3,100	9,566
Nikkon Holdings Co. Ltd.	5,700	121,881
Nippo Corp.	6,200	160,766
Nippon Chemi-Con Corp.(1)	1,900	42,502
Nippon Chemical Industrial Co. Ltd.	800	20,330
Nippon Coke & Engineering Co. Ltd.	15,300	14,872
Nippon Commercial Development Co. Ltd.	1,400	23,510
Nippon Concrete Industries Co. Ltd.	4,300	13,489
Nippon Denko Co. Ltd.	13,200	38,824
Nippon Electric Glass Co. Ltd.	8,300	200,024
Nippon Kayaku Co. Ltd.	11,000	103,395
Nippon Kodoshi Corp.	600	18,858
Nippon Koei Co. Ltd.	800	22,943
Nippon Light Metal Holdings Co. Ltd.	7,200	124,209
Nippon Paper Industries Co. Ltd.	12,400	146,949
Nippon Suisan Kaisha Ltd.	35,600	165,988
Nippon Television Holdings, Inc.	2,400	28,526
Nippon Yakin Kogyo Co. Ltd.	1,900	39,584
Nippon Yusen KK	12,100	492,969
Nipro Corp.	15,400	190,210
Nishi-Nippon Financial Holdings, Inc.	12,800	82,017
Nishikawa Rubber Co. Ltd.	200	2,659
Nishimatsuya Chain Co. Ltd.	3,800	53,534
Nishio Rent All Co. Ltd.	2,400	71,022
Nissei ASB Machine Co. Ltd.	900	43,746
Nissha Co. Ltd.	4,200	59,750
Nissin Electric Co. Ltd.	5,400	63,130
Nittetsu Mining Co. Ltd.	500	28,492
Nitto Kogyo Corp.	2,800	45,164
Nojima Corp.	2,800	77,686
NOK Corp.	10,000	125,585
Nomura Micro Science Co. Ltd.	600	21,261
North Pacific Bank Ltd.	23,200	53,265
NS United Kaiun Kaisha Ltd.	400	7,909
NTN Corp.(1)	7,300	21,319

Ogaki Kyoritsu Bank Ltd. (The)	3,000	52,157
Oita Bank Ltd. (The)	700	11,076
Oji Holdings Corp.	11,900	71,261
Okamura Corp.	6,100	77,641
Okura Industrial Co. Ltd.	900	18,942
Okuwa Co. Ltd.	1,900	19,456
Olympic Group Corp.	500	3,461
Organo Corp.	400	23,654
Orient Corp.	56,400	80,816
Oriental Shiraishi Corp.(1)	13,700	35,299
Osaka Steel Co. Ltd.	1,600	17,013
Oyo Corp.	900	10,480
Pacific Industrial Co. Ltd.	4,700	51,305
Pasona Group, Inc.	2,600	45,023
Pressance Corp.	2,200	34,525
Proto Corp.	1,800	19,121
PS Mitsubishi Construction Co. Ltd.	1,700	10,242
Relia, Inc.	3,500	38,486
Rengo Co. Ltd.	21,600	182,454
Ricoh Leasing Co. Ltd.	1,800	55,880
Riken Corp.	200	4,480
Riken Technos Corp.	1,900	9,928
Riken Vitamin Co. Ltd.	2,100	28,171
Roland DG Corp.	1,600	31,083
Sakai Chemical Industry Co. Ltd.	1,200	19,636
Sakura Internet, Inc.	300	1,707
Sala Corp.	3,300	17,957
San Holdings, Inc.	400	4,399
San-In Godo Bank Ltd. (The)	12,500	61,437
Sanei Architecture Planning Co. Ltd.	800	14,836
Sanix, Inc.(1)	1,600	4,946
Sankyo Frontier Co. Ltd.	200	7,061
Sankyu, Inc.	5,700	249,413
Sanoh Industrial Co. Ltd.	2,500	25,554
Sanwa Holdings Corp.	21,000	261,438
Sanyo Chemical Industries Ltd.	1,300	66,125
Sawada Holdings Co. Ltd.	200	1,913
SBS Holdings, Inc.	1,700	48,122
SEC Carbon Ltd.	100	6,131
Seed Co. Ltd.	1,600	11,172
Seikitokyu Kogyo Co. Ltd.	1,800	13,924
Seiko Epson Corp.	4,500	81,734
Sekisui Kasei Co. Ltd.	2,100	11,230
SEMITEC Corp.	200	8,635
Senko Group Holdings Co. Ltd.	12,500	115,690
Senshu Ikeda Holdings, Inc.	17,200	25,502
Seven Bank Ltd.	66,300	139,157
Shibaura Mechatronics Corp.	100	5,887
Shibusawa Warehouse Co. Ltd. (The)	100	1,897
Shikoku Bank Ltd. (The)	2,100	13,361
Shin-Keisei Electric Railway Co. Ltd.	200	3,929
Shin-Nihon Tatemono Co. Ltd.	3,200	11,651
Shinagawa Refractories Co. Ltd.	500	16,755
Shinnihon Corp.	400	3,149
Shinoken Group Co. Ltd.	3,500	38,159

Shinsei Bank Ltd.	13,200	212,584
Shoei Foods Corp.	1,000	36,625
Siix Corp.	3,000	42,336
SK-Electronics Co. Ltd.	100	942
SKY Perfect JSAT Holdings, Inc.	15,700	62,138
Soken Chemical & Engineering Co. Ltd.	800	13,945
Space Value Holdings Co. Ltd.(1)	2,300	15,139
St-Care Holding Corp.	1,900	17,537
Starts Corp., Inc.	4,100	104,424
Starzen Co. Ltd.	1,600	30,893
Stella Chemifa Corp.	1,200	32,198
Studio Alice Co. Ltd.	400	8,181
Subaru Enterprise Co. Ltd.	100	7,528
Sumida Corp.	2,900	27,056
Sumitomo Heavy Industries Ltd.	10,400	326,656
Sumitomo Mitsui Construction Co. Ltd.	8,400	36,293
Sumitomo Osaka Cement Co. Ltd.	3,900	110,319
Sumitomo Riko Co. Ltd.	3,800	23,351
Sumitomo Rubber Industries Ltd.	22,800	293,833
Sumitomo Seika Chemicals Co. Ltd.	900	29,563
Sumitomo Warehouse Co. Ltd. (The)	4,900	65,607
Sun Frontier Fudousan Co. Ltd.	3,800	32,048
Suruga Bank Ltd.	14,600	48,147
Suzuki Co. Ltd.	1,300	12,169
SWCC Showa Holdings Co. Ltd.	2,900	44,281
T RAD Co. Ltd.(1)	600	14,492
T-Gaia Corp.	1,200	20,620
Tachikawa Corp.	400	4,908
Taihei Dengyo Kaisha Ltd.	1,400	33,759
Taiheiyo Cement Corp.	13,100	304,645
Taiho Kogyo Co. Ltd.	1,500	12,373
Taiyo Yuden Co. Ltd.	1,400	66,520
Takamiya Co. Ltd.	1,000	4,700
Takaoka Toko Co. Ltd.	1,400	18,075
Takara Leben Co. Ltd.	13,500	43,225
Takasago International Corp.	1,300	32,037
Takashimaya Co. Ltd.	8,300	93,255
Takasho Co. Ltd.	1,000	7,662
Takeei Corp.	2,600	30,489
Tama Home Co. Ltd.	1,200	23,830
Tamron Co. Ltd.	1,000	22,239
Taoka Chemical Co. Ltd.	100	10,808
Teijin Ltd.	19,700	324,200
Tera Probe, Inc.(1)	500	7,335
Toa Corp. (Tokyo)	1,900	43,119
TOA ROAD Corp.	200	8,285
Toda Corp.	10,200	74,318
Toenec Corp.	100	3,387
Toho Zinc Co. Ltd.	1,400	25,964
TOKAI Holdings Corp.	8,600	69,264
Tokuyama Corp.	6,900	144,573
Tokyo Electron Device Ltd.	200	10,896
Tokyo Tekko Co. Ltd.	1,600	23,035
Tokyu Fudosan Holdings Corp.	56,000	336,144
Tomoku Co. Ltd.	500	8,727

TOMONY Holdings, Inc.	900	2,501
Tomy Co. Ltd.	8,500	74,086
Tonami Holdings Co. Ltd.	300	13,625
Topre Corp.	3,600	53,795
Topy Industries Ltd.	1,000	12,314
Tosei Corp.	3,700	35,586
Tosho Co. Ltd.	1,400	22,709
Towa Bank Ltd. (The)	3,200	16,204
Towa Corp.	1,400	26,086
Toyo Ink SC Holdings Co. Ltd.	3,000	55,240
Toyo Seikan Group Holdings Ltd.	16,100	219,471
Toyo Tanso Co. Ltd.	1,100	23,616
Toyo Tire Corp.	11,600	235,795
Toyobo Co. Ltd.	10,400	129,425
Toyoda Gosei Co. Ltd.	4,700	119,968
Toyota Boshoku Corp.	6,100	117,963
TPR Co. Ltd.	2,400	32,646
Traders Holdings Co. Ltd.	1,500	4,619
Transcosmos, Inc.	1,000	27,422
TS Tech Co. Ltd.	4,400	62,539
Tsubakimoto Chain Co.	2,300	65,804
Tsukuba Bank Ltd.	6,900	10,861
UACJ Corp.(1)	4,500	97,863
Ube Industries Ltd.	12,500	265,352
Uchida Yoko Co. Ltd.	500	21,737
Ueki Corp.	400	5,458
United Super Markets Holdings, Inc.	5,800	57,843
UNITED, Inc.	900	11,186
Unitika Ltd.(1)	6,000	19,906
V Technology Co. Ltd.	1,000	47,317
Valor Holdings Co. Ltd.	4,100	84,645
Vertex Corp.	1,000	26,293
Wacom Co. Ltd.	1,100	6,903
Wakita & Co. Ltd.	3,800	38,722
Warabeya Nichiyo Holdings Co. Ltd.	1,800	31,823
Willplus Holdings Corp.	900	10,488
World Holdings Co. Ltd.	900	21,873
Xebio Holdings Co. Ltd.	2,700	23,223
YAMABIKO Corp.	4,700	51,126
Yamaguchi Financial Group, Inc.	15,200	90,777
Yashima Denki Co. Ltd.	500	4,452
Yellow Hat Ltd.	3,100	55,696
Yodogawa Steel Works Ltd.	2,100	45,143
Yokohama Reito Co. Ltd.	4,400	35,240
Yokohama Rubber Co. Ltd. (The)	13,200	269,086
Yorozu Corp.	1,600	17,854
Yotai Refractories Co. Ltd.	800	8,454
		26,526,503
Netherlands — 2.4%
Accell Group NV(1)	2,168	123,099
AerCap Holdings NV(1)	14,084	830,956
AMG Advanced Metallurgical Group NV(2)	3,635	132,011
ASR Nederland NV	12,897	555,458
Basic-Fit NV(1)	4,176	200,913
Boskalis Westminster	9,284	316,943

Brunel International NV	2,542	34,579
Flow Traders	1,354	59,269
ForFarmers NV	2,391	15,516
Heijmans NV, CVA(2)	3,157	51,463
Koninklijke BAM Groep NV(1)	35,529	104,768
Nedap N.V.	63	4,367
Pharming Group NV(1)(2)	14,429	17,703
SIF Holding NV(2)	899	17,365
TKH Group NV, CVA	3,473	184,040
		2,648,450
New Zealand — 0.8%
Air New Zealand Ltd.(1)	116,302	140,130
Kathmandu Holdings Ltd.	44,770	51,195
New Zealand Refining Co. Ltd. (The)(1)	5,917	2,914
Oceania Healthcare Ltd.	270,771	270,579
PGG Wrightson Ltd.	3,178	7,635
SKYCITY Entertainment Group Ltd.(1)	43,155	111,775
Tourism Holdings Ltd.(1)	730	1,322
Warehouse Group Ltd. (The)	4,116	10,168
Z Energy Ltd.	183,608	340,193
		935,911
Norway — 2.1%
ABG Sundal Collier Holding ASA	53,135	55,431
Aker Offshore Wind AS(1)	4,035	2,847
Aker Solutions ASA(1)	46,956	85,493
Avance Gas Holding Ltd.(2)	9,963	51,569
BW Energy Ltd.(1)	11,863	34,085
BW LPG Ltd.	17,507	120,998
BW Offshore Ltd.	17,932	73,225
DNO ASA(1)	149,189	158,457
FLEX LNG Ltd.	4,948	74,661
Frontline Ltd.(2)	17,054	145,300
Hafnia Ltd.	19,975	41,785
Hunter Group ASA(1)	64,018	24,382
Kid ASA	2,255	32,617
Klaveness Combination Carriers ASA	899	4,527
Komplett Bank ASA(2)	2,201	2,577
Magseis Fairfield ASA(1)	47,063	20,510
Norske Skog ASA	6,072	25,224
Norwegian Energy Co. ASA(1)	2,000	32,388
Ocean Yield ASA	11,565	40,779
Odfjell Drilling Ltd.(1)	19,742	51,068
PGS ASA(1)	132,512	82,581
Protector Forsikring ASA	2,206	23,808
SpareBank 1 BV	1,293	7,328
SpareBank 1 Nord Norge	3,292	33,322
Sparebanken More	267	11,240
Sparebanken Vest	1,609	17,087
Stolt-Nielsen Ltd.	4,558	72,563
Subsea 7 SA	36,072	357,749
TGS Nopec Geophysical Co. ASA	22,629	306,188
Veidekke ASA	16,233	242,599
Wallenius Wilhelmsen ASA(1)	16,387	65,262
XXL ASA(1)	16,687	42,256
		2,339,906

Portugal — 0.2%
CTT-Correios de Portugal SA	29,094	149,504
Ibersol SGPS SA(1)	101	752
Semapa-Sociedade de Investimento e Gestao	3,958	56,852
Sonae SGPS SA	53,840	52,108
		259,216
Singapore — 1.6%
Accordia Golf Trust	143,500	109
BRC Asia Ltd.	5,500	6,237
Centurion Corp. Ltd.(1)	10,500	2,699
China Sunsine Chemical Holdings Ltd.	27,500	11,223
Food Empire Holdings Ltd.	7,400	4,978
Fu Yu Corp. Ltd.	20,700	4,929
Golden Agri-Resources Ltd.	2,103,500	373,446
Hong Fok Corp. Ltd.	81,600	52,729
Hong Leong Asia Ltd.	84,900	64,102
Hour Glass Ltd. (The)	10,500	9,926
Hutchison Port Holdings Trust, U Shares	1,935,600	463,959
InnoTek Ltd.	30,500	22,356
Japfa Ltd.	138,500	91,524
Lian Beng Group Ltd.(1)	18,700	6,784
OUE Ltd.	37,000	37,466
Sing Holdings Ltd.	11,800	3,388
Singapore Press Holdings Ltd.	368,200	486,524
Yanlord Land Group Ltd.	125,800	121,622
Ying Li International Real Estate Ltd.(1)	4,700	271
		1,764,272
Spain — 1.9%
Acerinox SA(2)	22,458	319,990
Almirall SA	6,745	115,129
Banco de Sabadell SA(1)	383,192	294,800
Construcciones y Auxiliar de Ferrocarriles SA	3,233	150,207
Deoleo SA(1)(2)	20,503	9,374
Ence Energia y Celulosa SA(1)	22,065	92,982
Ercros SA	12,484	53,976
Gestamp Automocion SA(1)	25,655	139,642
Grenergy Renovables SA(1)(2)	473	17,345
Liberbank SA	302,876	122,350
Mediaset Espana Comunicacion SA(1)	21,551	151,157
Melia Hotels International SA(1)	18,859	157,958
Miquel y Costas & Miquel SA	1,397	27,007
Obrascon Huarte Lain SA(1)(2)	26,540	19,846
Pharma Mar SA(2)	1,742	162,286
Prosegur Cia de Seguridad SA	28,778	89,260
Sacyr SA(2)	14	38
Solarpack Corp. Tecnologica SA(1)	1,910	43,696
Tecnicas Reunidas SA(1)(2)	4,094	58,319
Tubacex SA(1)	13,599	29,583
Unicaja Banco SA	22,892	25,719
Zardoya Otis SA	7,358	51,324
		2,131,988
Sweden — 7.1%
Annehem Fastigheter AB, B Shares(1)	455	1,784
AQ Group AB(1)	739	29,770
Arise AB(1)	2,112	12,144

Arjo AB, B Shares	5,571	55,605
Avanza Bank Holding AB	1,097	36,655
Bilia AB, A Shares	16,631	316,736
Bonava AB, B Shares	20,091	256,264
Boozt AB(1)	10,821	250,069
Bredband2 i Skandinavien AB	21,892	5,533
Bulten AB	2,640	33,186
Bure Equity AB	12,160	562,840
Catena Media plc(1)(2)	12,784	94,191
Cavotec SA(1)	1,100	3,496
Cibus Nordic Real Estate AB	6,277	143,910
Clas Ohlson AB, B Shares(1)	6,352	72,083
Collector AB(1)(2)	18,091	67,439
Dios Fastigheter AB	17,498	184,300
Elanders AB, B Shares	400	8,310
Electrolux Professional AB, B Shares(1)	39,870	272,808
Eolus Vind AB, B Shares(2)	3,712	91,846
Ferronordic AB	1,600	46,555
G5 Entertainment AB(2)	899	58,121
Granges AB	26,042	346,187
Haldex AB(1)	5,269	37,253
Hexatronic Group AB	6,916	122,725
Hoist Finance AB(1)(2)	20,790	91,015
JM AB	6,558	260,131
Karo Pharma AB(1)	2,886	19,112
Klovern AB, B Shares	91,525	183,417
Kopparbergs Bryggeri AB, B Shares	2,008	47,726
Kungsleden AB	31,539	403,235
Loomis AB	17,011	545,004
Maha Energy AB(1)(2)	17,201	24,615
Mekonomen AB(1)	9,458	177,278
Millicom International Cellular SA, SDR(1)	1,129	50,451
Modern Times Group MTG AB, B Shares(1)(2)	3,930	55,500
Mycronic AB	7,433	237,761
NCC AB, B Shares	12,002	229,267
Nelly Group AB(1)	3,148	13,474
New Wave Group AB, B Shares(1)	9,652	116,817
Nobia AB	22,383	205,693
Nobina AB(1)	18,777	188,686
Nolato AB, B Shares	9,551	99,666
Nordic Entertainment Group AB, B Shares(1)	4,736	228,272
Note AB(1)	2,410	28,046
Nyfosa AB	5,726	76,057
Orexo AB(1)(2)	3,770	18,716
Pandox AB(1)	15,506	273,640
Paradox Interactive AB	4,317	93,523
Peab AB, Class B	38,725	532,524
RaySearch Laboratories AB(1)	3,561	38,829
Resurs Holding AB	29,273	158,223
Saab AB, B Shares	2,075	61,084
Scandi Standard AB	7,357	54,129
Semcon AB(1)	398	5,283
SkiStar AB(1)	6,366	102,312
SolTech Energy Sweden AB(1)	18,970	58,124
Stendorren Fastigheter AB(1)	1,094	25,649

Tethys Oil AB	4,907	35,202
Tethys Oil AB, Redemption Shares(1)	4,907	1,180
TF Bank AB	180	3,275
		7,852,726
Switzerland — 4.7%
ALSO Holding AG(1)	1,278	378,419
Aluflexpack AG(1)	1,592	58,013
Arbonia AG	13,485	250,101
Autoneum Holding AG(1)	847	165,740
Bell Food Group AG	478	149,131
Bellevue Group AG	642	27,294
Bobst Group SA(1)	1,531	108,641
Bossard Holding AG, Class A	1,201	284,719
Bucher Industries AG	1,065	582,753
Burckhardt Compression Holding AG	758	309,102
Burkhalter Holding AG	341	27,973
Bystronic AG	125	164,532
Coltene Holding AG(1)	486	69,762
EFG International AG(1)	20,567	163,703
Feintool International Holding AG(1)	177	11,773
Forbo Holding AG	228	457,043
GAM Holding AG(1)	36,453	93,372
Gurit Holding AG	75	200,476
Implenia AG(1)	2,355	67,484
Klingelnberg AG(1)	69	1,685
Leonteq AG	1,965	100,679
Liechtensteinische Landesbank AG	1,372	82,197
MCH Group AG(1)	170	2,607
OC Oerlikon Corp. AG	16,911	193,838
Orior AG	1,385	127,594
Phoenix Mecano AG	43	22,326
Sensirion Holding AG(1)	1,537	109,575
St Galler Kantonalbank AG	463	218,408
Swiss Steel Holding AG(1)	42,644	21,269
Swissquote Group Holding SA	932	145,189
V-ZUG Holding AG(1)	325	50,441
Valiant Holding AG	2,813	293,357
Zehnder Group AG	2,617	246,208
		5,185,404
United Kingdom — 16.3%
AG Barr plc(1)	8,644	63,935
Aggreko plc	34,125	416,334
Anglo Asian Mining plc	5,959	13,233
Anglo Pacific Group plc	10,480	21,623
AO World plc(1)	20,185	74,412
Argentex Group plc	696	1,237
ASOS plc(1)	4,819	333,263
Atalaya Mining plc(1)	4,387	22,226
Bank of Georgia Group plc(1)	3,548	66,002
Bellway plc	11,107	563,403
Biffa plc(1)	28,021	116,159
Bodycote plc	19,497	238,726
Brewin Dolphin Holdings plc	25,514	123,076
Britvic plc	26,979	349,192
Burford Capital Ltd.	18,442	222,095

Cairn Energy plc	46,683	107,453
Centamin plc	87,141	135,849
Central Asia Metals plc	16,100	62,018
Close Brothers Group plc	17,176	399,389
CMC Markets plc	13,184	91,618
Coats Group plc	125,034	117,266
Computacenter plc	7,168	272,771
ContourGlobal plc	16,408	44,707
Crest Nicholson Holdings plc(1)	23,481	152,378
Daily Mail & General Trust plc	53	671
De La Rue plc(1)	16,138	41,729
Devro plc	13,264	39,186
DFS Furniture plc(1)	8,140	32,781
Direct Line Insurance Group plc	102,037	430,770
Diversified Energy Co. plc	69,415	103,009
Drax Group plc	45,819	283,146
Dunelm Group plc	4,250	88,389
Eckoh plc	2,370	2,287
Esken Ltd.(1)	32,071	14,960
Evraz plc	28,357	256,066
Ferrexpo plc	43,430	275,862
Frasers Group plc(1)	20,854	170,994
Games Workshop Group plc	267	45,223
Genel Energy plc	15,129	29,361
Georgia Capital plc(1)	3,896	33,780
Go-Ahead Group plc (The)(1)	5,271	92,523
Golar LNG Ltd.(1)	9,624	122,225
Greggs plc(1)	10,587	374,554
Gulf Keystone Petroleum Ltd.(1)	24,211	56,885
Gym Group plc (The)(1)	4,025	15,734
Halfords Group plc(1)	21,023	113,530
Harbour Energy plc(1)	115,098	33,504
Hays plc(1)	158,660	390,010
Hill & Smith Holdings plc	573	12,450
Hochschild Mining plc	18,689	52,054
Howden Joinery Group plc	45,578	514,844
Hunting plc	13,843	51,448
IG Group Holdings plc	26,642	323,588
Inchcape plc	32,759	363,133
Indivior plc(1)	58,220	129,041
IntegraFin Holdings plc	24,732	190,528
International Personal Finance plc(1)	32,615	61,113
Investec plc	63,009	277,172
IP Group plc	98,266	172,403
IWG plc(1)	4,252	21,705
J Sainsbury plc	186,386	701,621
Jadestone Energy plc(1)	6,211	6,302
Johnson Matthey plc	14,934	644,217
Jubilee Metals Group plc(1)	198,165	49,232
Just Group plc(1)	136,195	212,802
Keller Group plc	8,827	104,440
Luxfer Holdings plc	2,514	57,470
M&G plc	246,367	851,982
Marks & Spencer Group plc(1)	226,537	529,673
Marston's plc(1)	64,565	83,327

McBride plc(1)	1,428	1,822
Mitchells & Butlers plc(1)	20,931	90,482
Morgan Sindall Group plc	4,499	142,520
Motorpoint group plc(1)	61	232
N Brown Group plc(1)(2)	12,509	11,693
Naked Wines plc(1)	5,268	60,319
OSB Group plc	24,245	160,950
Pagegroup plc(1)	32,909	279,042
Pan African Resources plc(2)	75,333	24,823
Paragon Banking Group plc	19,278	133,002
PayPoint plc	3,058	25,643
Petropavlovsk plc(1)(2)	149,839	53,114
Phoenix Group Holdings plc	7,560	78,916
Photo-Me International plc(1)	12,371	12,317
Playtech plc(1)	25,114	163,826
Plus500 Ltd.	9,899	211,929
Provident Financial plc(1)	36,764	123,771
PZ Cussons plc	23,588	85,175
Quilter plc	53,394	116,149
Rathbone Brothers plc	5,221	132,924
Reach plc	40,420	136,469
Redde Northgate plc	29,533	161,083
Rhi Magnesita NV	3,368	212,346
Royal Mail plc(1)	93,916	770,147
RSA Insurance Group Ltd.	23,588	228,997
Secure Trust Bank plc	121	1,980
Senior plc(1)	47,232	106,489
Serica Energy plc	5,537	9,127
Shanta Gold Ltd.	106,592	24,935
Speedy Hire plc(1)	33,225	35,271
Spire Healthcare Group plc(1)	29,420	102,094
St. James's Place plc	9,449	186,929
SThree plc	15,533	92,073
Superdry plc(1)	8,840	49,310
Tate & Lyle plc	49,064	532,971
TBC Bank Group plc(1)	4,137	68,049
Ted Baker plc(1)	8,340	21,176
Telit Communications plc(1)	11,099	35,599
TI Fluid Systems plc	4,196	18,201
TP Icap Group plc	5,259	15,961
Trans-Siberian Gold plc	4,755	7,791
Tremor International Ltd.(1)	946	10,951
Vertu Motors plc(1)	3,181	1,963
Victoria plc(1)	9,131	130,343
Virgin Money UK plc(1)	105,165	314,652
Vp plc	235	2,939
Watkin Jones plc	21,513	68,641
Weir Group plc (The)(1)	4,379	119,329
WM Morrison Supermarkets plc	143,691	360,489
Xaar plc(1)	5,274	15,536
		18,216,579
United States — 0.1%
Resolute Forest Products, Inc.(1)	7,600	128,150
TOTAL COMMON STOCKS (Cost $88,158,115)		109,800,617

RIGHTS†
Spain†
Almirall SA(1) (Cost $1,508)	6,745	1,684
TEMPORARY CASH INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $924,475)	924,475	924,475
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,102,403)	2,102,403	2,102,403
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $91,186,501)		112,829,179
OTHER ASSETS AND LIABILITIES — (1.2)%		(1,366,973)
TOTAL NET ASSETS — 100.0%		$111,462,206

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	7	June 2021	$794,010	$(16,949)
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	24.6%
Materials	17.8%
Financials	16.6%
Consumer Discretionary	14.0%
Energy	6.8%
Consumer Staples	5.5%
Information Technology	4.1%
Communication Services	3.5%
Real Estate	2.6%
Health Care	2.1%
Utilities	0.9%
Temporary Cash Investments	0.8%
Temporary Cash Investments - Securities Lending Collateral	1.9%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,448,648. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,700,518, which includes securities collateral of $2,598,115.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,235,510	108,565,107	—
Rights	—	1,684	—
Temporary Cash Investments	924,475	—	—
Temporary Cash Investments - Securities Lending Collateral	2,102,403	—	—
	4,262,388	108,566,791	—
Liabilities
Other Financial Instruments
Futures Contracts	16,949	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.